Intangible Assets (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	$ 811,154
Balance at ending	802,791	$ 811,154
Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	1,181,519
Balance at ending	1,172,766	1,181,519
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(370,365)
Balance at ending	(368,875)	(370,365)
Intangible assets with finite useful life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	138,210
Balance at ending	113,048	138,210
Intangible assets with finite useful life [Member] | Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	68,163	78,172
Balance at ending	60,559	68,163
Intangible assets with finite useful life [Member] | Customer Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	11,026	13,917
Balance at ending	5,907	11,026
Intangible assets with finite useful life [Member] | Transponder Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	4,852	5,776
Balance at ending	3,774	4,852
Intangible assets with finite useful life [Member] | Concession Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	25,962	30,511
Balance at ending	21,908	25,962
Intangible assets with finite useful life [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	22	26
Balance at ending	19	22
Intangible assets with finite useful life [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	507,475	509,458
Additions	162	36
Disposals/retirements	(21,625)	(94)
Impact of foreign exchange	(4,089)	(1,925)
Balance at ending	481,923	507,475
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Revenue Backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	235,955	235,635
Additions
Disposals/retirements	(11,051)
Impact of foreign exchange	(1,240)	320
Balance at ending	223,664	235,955
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	198,727	198,314
Additions
Disposals/retirements
Impact of foreign exchange	(251)	413
Balance at ending	198,476	198,727
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Customer Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	23,142	23,142
Additions
Disposals/retirements	(10,284)
Impact of foreign exchange
Balance at ending	12,858	23,142
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Transponder Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	16,718	16,718
Additions
Disposals/retirements
Impact of foreign exchange
Balance at ending	16,718	16,718
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Concession Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	32,874	35,590
Additions	162	36
Disposals/retirements	(290)	(94)
Impact of foreign exchange	(2,598)	(2,658)
Balance at ending	30,148	32,874
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	59	59
Additions
Disposals/retirements
Impact of foreign exchange
Balance at ending	59	59
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(369,265)	(344,844)
Amortization	(23,277)	(24,305)
Disposals/retirements	21,569	94
Impact of foreign exchange	2,098	(210)
Balance at ending	(368,875)	(369,265)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Revenue Backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(207,770)	(199,423)
Amortization	(7,291)	(8,020)
Disposals/retirements	11,051
Impact of foreign exchange	1,227	(327)
Balance at ending	(202,783)	(207,770)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(130,564)	(120,142)
Amortization	(7,495)	(10,114)
Disposals/retirements
Impact of foreign exchange	142	(308)
Balance at ending	(137,917)	(130,564)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Customer Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(12,116)	(9,225)
Amortization	(5,119)	(2,891)
Disposals/retirements	10,284
Impact of foreign exchange
Balance at ending	(6,951)	(12,116)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Transponder Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(11,866)	(10,942)
Amortization	(1,078)	(924)
Disposals/retirements
Impact of foreign exchange
Balance at ending	(12,944)	(11,866)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Concession Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(6,912)	(5,079)
Amortization	(2,291)	(2,352)
Disposals/retirements	234	94
Impact of foreign exchange	729	425
Balance at ending	(8,240)	(6,912)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(37)	(33)
Amortization	(3)	(4)
Disposals/retirements
Impact of foreign exchange
Balance at ending	(40)	(37)
Intangible assets with finite useful life [Member] | Revenue Backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	28,185	36,212
Balance at ending	$ 20,881	$ 28,185